Equity Instruments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
time of the grant for treasury securities of similar maturity. Aytu has computed the fair value of all options granted during the nine months ended March 31, 2016 using the following assumptions:

Expected volatility	75.00%
Risk free interest rate	1.21% - 1.90%
Expected term (years)	3.75 - 6.25
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining Contractual
	Options	Exercise Price	Life in Years

Outstanding June 30, 2015	-	$-
Granted	3,717,500	$1.55
Exercised	-	$-
Forfeited/Cancelled	(50,000)	$1.51
Outstanding March 31, 2016	3,667,500	$1.55	9.55
Exercisable at March 31, 2016	1,477,500	$1.51	9.62
Available for grant at March 31, 2016	6,332,500

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The following table summarizes stock-based compensation expense for the three and nine months ended March 31, 2016 and for the stock-based compensation expense related to the Luoxis and Vyrix options for the three and nine months ended March 31, 2015:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015

Research and development expenses
Stock options	$38,000	$115,000	$63,000	$323,000
Selling, general and administrative expenses
Stock options	258,000	157,000	484,000	427,000
	$296,000	$272,000	$547,000	$750,000

Unrecognized expense at March 31, 2016	$1,554,000

Weighted average remaining years to vest	2.90

The following table summarizes stock-based compensation expense for the years ended June 30 2015 and 2014:

	Years Ended June 30,
	2015	2014
Research and development expenses
Stock options
Luoxis	$427,000	$206,000
Vyrix	92,000	38,000
General and administrative expenses
Stock options
Luoxis	316,000	152,000
Vyrix	183,000	104,000
	$1,018,000	$500,000

Unrecognized expense at June 30, 2015
Luoxis	$—
Vyrix	$—
Weighted average remaining years to vest
Luoxis	—
Vyrix	—

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

		Weighted	Weighted Average
	Number of	Average	Remaining Contractual
	Warrants	Exercise Price	Life in Years

Outstanding June 30, 2015	102,613	$4.53	2.92
Warrants issued to placement agents for convertible promissory notes	267,052	$0.65
Outstanding March 31, 2016 (unaudited)	369,665	$1.73	3.78

Aytu issued warrants in conjunction with its 2013 private placement. A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding June 30, 2013	102,613	$4.53	4.41
Outstanding June 30, 2014	102,613	$4.53	3.92
Outstanding June 30, 2015	102,613	$4.53	2.92

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
Significant assumptions in valuing the warrant liability related to the placement agent warrants issued during the March 31, 2016 quarter were as follows:

Expected volatility	75%
Risk free interest rate	1.36% - 1.37%
Contractual term (years)	4.6
Dividend yield	0%

Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The assumptions are as follows:

	Years Ended June 30,
	2015	2014

Expected volatility	79% - 108%	79% - 82%
Risk free interest rate	1.62% - 2.09%	0.75% - 1.53%
Expected term (years)	5.5 - 7.0	5.0 - 6.5
Dividend yield	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Outstanding June 30, 2013	396,994	$4.53	9.96	$1,272,000
Granted	33,083	$4.53
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding June 30, 2014	430,077	$4.53	9.01	$1,374,000
Granted	195,189	$7.25
Exercised	—	$—
Forfeited/Cancelled	(625,266)	$5.40
Outstanding June 30, 2015	—	$—
Exercisable at June 30, 2015	—	$—
Available for grant at June 30, 2015	—

Vyrix Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The assumptions are as follows:
Year Ended June 30,
2014
Expected volatility	63% - 76%
Risk free interest rate	0.90% - 2.02%
Expected term (years)	5.0 - 6.5
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Outstanding June 30, 2013	—	$—	—	$—
Granted	117,053	$5.68
Exercised	—	$—
Forfeited/Cancelled	—	$—
Outstanding June 30, 2014	117,053	$5.68	9.54	$417,000
Granted	—	$—
Exercised	—	$—
Forfeited/Cancelled	(117,053)	$5.68
Outstanding June 30, 2015	—	$—
Exercisable at June 30, 2015	—	$—
Available for grant at June 30, 2015	—